Schedule of fair value measurement (Details) - USD ($)	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Cash	$ 2,988,289	$ 8,601,706	$ 5,348,900	$ 15,305,996
Restricted cash	47,455	47,455
Accounts and other receivables	6,267,810	8,404,009
Government remittances	995,341	874,334
Publisher advance	117,323	1,490,648
Promissory notes receivable		576,528
Investment at FVTPL	2,629,851	2,629,851
Financial assets	31,557,031	42,694,808
Accounts payable	11,032,774	12,772,375
Accrued liabilities	2,928,630	3,756,758
Players liability account	47,455	47,455
Promissory notes payable	821,815	771,762
Warrant liability	242,322	49,894
Convertible debt	7,478,486	7,250,603
Financial liabilities	26,188,426	26,808,217
FVTPL mandatorily measured [member]
IfrsStatementLineItems [Line Items]
Cash
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance	117,323	1,490,648
Promissory notes receivable		576,528
Investment at FVTPL	2,629,851	2,629,851
Financial assets	2,747,174	4,697,027
Accounts payable
Accrued liabilities
Players liability account
Promissory notes payable
Warrant liability	242,322	49,894
Convertible debt
Financial liabilities	242,322	49,894
Amortized cost [member]
IfrsStatementLineItems [Line Items]
Cash	2,988,289	8,601,706
Restricted cash	47,455	47,455
Accounts and other receivables	6,267,810	8,404,009
Government remittances	995,341	874,334
Publisher advance
Promissory notes receivable
Investment at FVTPL
Financial assets	10,298,895	17,927,504
Accounts payable	11,032,774	12,772,375
Accrued liabilities	2,928,630	3,756,758
Players liability account	47,455	47,455
Promissory notes payable	821,815	771,762
Warrant liability
Convertible debt
Financial liabilities	14,830,674	17,348,350
FVTPL designated [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Promissory notes payable
Warrant liability
Convertible debt	7,478,486	7,250,603
Financial liabilities	$ 7,478,486	$ 7,250,603